GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 27, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
Changes to goodwill during 2013, 2012, and 2011 were as follows (in thousands):

	Successor		Predecessor
	For the fiscal year ended December 27, 2013	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011
Balance at beginning of period	$486,439	$—	$344,478	$341,168
Acquisition of Interline Brands, Inc.	—	467,385	—	—
Acquired goodwill	—	19,054	1,547	3,732
Purchase price adjustments	—	—	—	(422)
Balance at end of period	$486,439	$486,439	$346,025	$344,478

Schedule Of Intangible Assets
The gross carrying amount and accumulated amortization of the Company's intangible assets other than goodwill as of December 27, 2013 and December 28, 2012 were as follows (in thousands):

Successor
December 27, 2013	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Trademarks	$185,600	$—	$185,600
Customer relationships	272,400	34,912	237,488
Non-compete agreements	70	70	—
Deferred financing costs	26,935	4,977	21,958
Total	$485,005	$39,959	$445,046

December 28, 2012	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Trademarks	$185,600	$—	$185,600
Customer relationships	272,400	6,701	265,699
Non-compete agreements	70	23	47
Deferred financing costs	26,707	1,165	25,542
Total	$484,777	$7,889	$476,888

Schedule of Amortization and Write Off of Debt Financing Costs
During 2013, 2012, and 2011, amortization of other intangible assets and amortization of debt financing costs (recorded as a component of interest expense), was as follows (in thousands):

	Successor		Predecessor
	For the fiscal year ended December 27, 2013	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011
Amortization of other intangible assets	$28,258	$6,720	$4,572	$6,493
Amortization of debt financing costs	$3,812	$1,165	$985	$1,365

Schedule of Intangible Assets, Future Amortization Expense
Expected amortization expense on other intangible assets (excluding deferred financing costs, which will vary depending upon debt payments) for each of the five succeeding fiscal years is expected to be as follows (in thousands):

Fiscal Year	Future Estimated Amortization
2014	$29,017
2015	$31,467
2016	$30,900
2017	$25,896
2018	$21,723
Thereafter	$98,485